Principal Activities and Reorganization	12 Months Ended
Dec. 31, 2017
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Principal Activities and Reorganization

1. Principal activities and reorganization

(a) Principal activities

PPDAI Group Inc. (the “Company”) is an investment holding company and with its consolidated subsidiaries and variable interest entity (“VIE”) (collectively referred to as the “Group”) operates an online consumer finance marketplace through its platform (www.ppdai.com) registered in the People’s Republic of China (the “PRC” or “China”).

As of December 31, 2017, the Company’s principal subsidiaries and consolidated VIE are as follows:

Name	Percentage of direct or indirect ownership	Date of incorporation	Place of incorporation
Subsidiaries
PPDAI (HK) LIMITED. (“PPDAI HK”)	100%	June 12, 2012	Hong Kong, China
Beijing Prosper Investment Consulting Co., Ltd. (“Beijing Prosper” or “Wholly Owned Foreign Enterprise” (“WOFE”)).	100%	August 21, 2012	Beijing, China
Shanghai Guangjian Information Technology Co., Ltd. (“Shanghai Guangjian” or “Wholly Owned Foreign Enterprise” (“WOFE”))	100%	June 5, 2017	Shanghai, China
Shanghai Shanghu Information Technology Co., Ltd. (“Shanghai Shanghu”)	100%	June 15, 2017	Shanghai, China

VIE
Beijing Paipairongxin Investment Consulting Co., Ltd. (“Beijing Paipairongxin”)	100%*	June 15, 2012	Beijing, China

VIE’s principal subsidiary
Shanghai PPDai Financial Information Services Co.,Ltd. (“Shanghai PPDai”)	100%*	January 18, 2011	Shanghai, China
* Controlled via contractual relationships

(b) Reorganization

Prior to 2012, the operation of the online consumer finance marketplace was carried out by Shanghai PPDAI and Beijing Paipairongxin, both of which were owned by the original shareholders (the “Founders”) and an angel investor. To facilitate offshore financing, an offshore corporate structure was formed in 2012 (the “Reorganization”), which was carried out as follows:

1)	PPDAI Group Inc was incorporated in the Cayman Islands on June 6, 2012 by the Founders and angel investor.
2)	On June 12, 2012, PPDAI HK was incorporated in Hong Kong as a wholly owned subsidiary of the Company.

3)	On June 15, 2012, Beijing Prosper was incorporated in the PRC as a wholly owned subsidiary of PPDAI HK.

4)	On August 21, 2012, Beijing Paipairongxin was incorporated in the PRC by the founders of Shanghai PPDAI.

By entering into a series of commercial agreements in 2012 to 2014 (the “VIE Agreements”) that included the founders. Beijing Prosper, Beijing Paipairongxin and Shanghai PPai, (i) Shanghai PPDAI became a wholly owned subsidiary of Beijing Paipairongxin and (ii) Beijing Pairongxin became a VIE whose primary beneficiary is Beijing Prosper. Upon entering into the agreements, the shareholders of Beijing Paipairongxin became the “Nominee Shareholders” of Beijing Paipairongxin.

1. Principal activities and reorganization (continued)

(b) Reorganization (continued)

The Company further carried out the following reorganization activities in 2017:

1)	On June 5, 2017, Shanghai Guangjian was incorporated in the PRC as a wholly owned subsidiary of PPDAI HK.

2)	On June 15, 2017, Shanghai Shanghu was incorporated in PRC as a wholly owned subsidiary of Shanghai Guangjian.

In June, 2017, Shanghai Guangjian, Shanghai Shanghu, Beijing Prosper, Beijing Paipairongxin, Shanghai PPDAI and the shareholders of Beijing Paipairongxin entered into a new set of contractual arrangements, including an equity pledge agreement, a business operation agreement, a power of attorney, an option agreement and an exclusive technology consulting and service agreement, replacing the previous contractual agreements among Beijing Prosper, Beijing Paipairongxin, Shanghai PPDai and the shareholders of Beijing Paipairongxin. The term of the new set of agreements do not change from the previous ones. As a result, the Company continues to have control over Beijing Paipairongxin:

The Company has consolidated the assets and liabilities, results of operations of Beijing Paipairongxin and its subsidiaries in the Group’s financial statements.

(c) Share split

On October 20, 2017, the Company effected a share split. Each of ordinary share and preferred share of the Company was subdivided into 100 shares at a par value of US$0.00001. All shares and per share amounts presented in these consolidated financial statements and notes have been revised on a retroactive basis to reflect the effect of the share split. The par value per ordinary share has been retroactively revised as if it had been adjusted in proportion to the share split.